Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (29,111)	$ (18,573)	$ (23,496)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	78,001	72,762	70,163
Amortization of intangibles and deferred financing costs	16,295	16,692	18,067
Intangible asset impairment charge			4,000
Provision for doubtful accounts	213	1,546	2,018
Provision for inventory obsolescence	105	(1)	377
Non-cash stock-based compensation expense	7,333	1,330	2,540
Loss (gain) on sales and disposals of equipment	(145)	158	1,682
Deferred income taxes	1,401	(11,767)	(15,501)
Changes in operating assets and liabilities:
Accounts receivable	(96)	(7,511)	(4,725)
Inventories	370	392	(1,774)
Other operating assets	(445)	(609)	(545)
Accounts payable	1,802	1,097	4,377
Other operating liabilities	433	472	(934)
Net cash provided by operating activities	76,156	55,988	56,249
Cash flows from investing activities:
Medical equipment purchases	(70,671)	(48,827)	(69,224)
Property and office equipment purchases	(6,327)	(4,700)	(4,679)
Proceeds from disposition of property and equipment	2,793	3,119	2,508
Other		(142)
Net cash used in investing activities	(74,205)	(50,550)	(71,395)
Cash flows from financing activities:
Proceeds under senior secured credit facility	146,529	78,000	104,450
Payments under senior secured credit facility	(132,029)	(88,600)	(74,925)
Payments of principal under capital lease obligations	(5,052)	(4,477)	(4,554)
Proceeds from (Purchase of) short term investments used as collateral		1,500	(1,500)
Payment of deferred financing costs	(1,746)		(69)
Proceeds from exercise of parent company stock options	28
Repayment of 10.125% senior notes	(9,945)
Change in book overdrafts	264	(3,867)	3,750
Net cash provided by (used in) financing activities	(1,951)	(17,444)	27,152
Net change in cash and cash equivalents		(12,006)	12,006
Cash and cash equivalents at the beginning of period	0	12,006
Cash and cash equivalents at the end of period		0	12,006
Supplemental cash flow information:
Interest paid	43,998	44,295	44,374
Income taxes paid	170	238	384
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	11,761	4,695	5,693
Capital lease additions	$ 6,923	$ 2,353	$ 9,037